Taxes Receivable	12 Months Ended
Apr. 30, 2024
Disclosure Of Taxes Recoverable [Abstract]
Taxes Receivable [Text Block]

4. Taxes Receivable

Taxes receivables consist of amounts due from tax authorities and are classified into current and non-current portions based on the expected timing of recovery.

Current taxes receivables

The current portion of taxes receivable represents amounts expected to be recovered within the next twelve months.

As at April 30, 2024, the current taxes receivable are as follows:

	April 30, 2024	April 30, 2023
	$	$
Goods and Service Tax (GST) recoverable	108,542	84,648
Mexican Value Added Tax (IVA) recoverable - current	15,355,053	17,413,877
Total current taxes receivable	15,463,595	17,498,525

*Mexican IVA is net of provision of $472,397 (5,868,290 Mexican pesos ("MXN")) (April 30, 2023 - $442,656 (MXN 5,868,290)).

Non-current taxes receivables

The non-current portion of taxes receivable represents amounts expected to be recovered after more than twelve months from the reporting date.

As at April 30, 2024, the non-current taxes receivable are as follows:

	April 30, 2024	April 30, 2023
	$	$
Mexican Value Added Tax (IVA) recoverable - long-term	5,846,416	-
Total non-current taxes receivable	5,846,416	-